LONG-TERM DEBT	3 Months Ended	12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011
Notes to Financial Statements
LONG-TERM DEBT

NOTE 4 – LONG-TERM DEBT

In December 2010, the Company completed the issuance of $3,400,000 in Convertible Promissory Notes, due and payable on October 31, 2012 and convertible, at the holder’s option, into common stock of the Company at $1.00 per share at any time after April 30, 2011.  The Convertible Promissory Notes bear interest at 8% per year, payable quarterly.  In addition, the note holders were issued 1,700,000 Series A warrants to purchase the Company’s common stock at $4.00 per share any time on or before October 31, 2014 and were additionally granted a twenty percent (20%) net profits interest payable quarterly from any net profits generated from wells drilled and completed with the proceeds of the notes.  The notes are secured by the oil and gas leases acquired, and any oil or gas wells drilled on the leases, with the proceeds from the sale of the notes.  The net proceeds of the notes were used to retire the 90-day notes issued for the purchase of the Batson Dome Field, drill new wells on the acquired field and provide for corporate working capital.

Except in certain circumstances, the conversion price of the notes will be lowered if the Company sells any additional shares of common stock or any securities convertible into common stock, at a price below the then applicable conversion price.  The conversion price will also be proportionately adjusted in the event of any stock split, or capital reorganization.  The Convertible Promissory Notes may be prepaid, without penalty, upon twenty days written notice to the note holders if (i) during any twenty trading days within a period of thirty consecutive trading days, the closing price of the Company’s common stock is $5.00 or greater and has an average daily trading volume of 50,000 shares or more during the twenty trading days, or (ii) the Company completes a registered public offering of its common stock at an offering price of $4.00 per share or more with a minimum offering size of at least $2,000,000.

Direct costs of $400,051 were incurred in connection with the issuance of the Convertible Promissory Notes.  The Company also issued the placement agent Series B warrants for the purchase of up to 340,000 shares of common stock at a price of $1.20 per share at any time prior to October 31, 2014, 170,000 shares of common stock at a price of $4.00 per share at any time prior to October 31, 2014, and 453,322 shares of common stock at a price of $0.10 per share at any time prior to March 31, 2011.  As of December 31, 2011, 453,322 warrants have been exercised. The warrants also provide for adjustment to their exercise prices similar to potential adjustment to the conversion price of the notes discussed above.

The Company’s gross outstanding balance of the Convertible Promissory Notes was $3,400,000 as of December 31, 2011.  As of December 31, 2011, the unamortized discount on the Convertible Promissory Notes totaled $820,904.  Interest expense for the amortization of debt issuance cost and discount on the notes was $255,597 for the three-month period ended December 31, 2011.  The effective interest rate of the Convertible Promissory Notes (net of the participation liability discussed below) was 57.2% as of December 31, 2011.

The note holder’s twenty percent (20%) net profits interest granted with the issuance of the Convertible Promissory Notes is owned by Vanguard Net Profits, LLC, a Texas limited liability company (the “Fund”). The Company has a 1% interest in the Fund and is the Fund’s manager on behalf of the notes holders who own the remaining interest.

The Company has recognized a participation liability related to the net profits interest granted.  This participation liability is reflected in the liability section of the balance sheet at its estimated fair value of $1,045,182 as of December 31, 2011. The Company estimated the fair value of the participation liability utilizing a present value factor of 10 applied to proved developed reserves associated with the wells drilled and completed with the proceeds of the notes.  At any time, the Company may purchase the net profits interests held by the Fund for $3,400,000.

The Company incurred expense associated with the net profits interest granted during the three months ended December 31, 2011 of $27,377. This amount is reported as interest expense in the statement of operations. The Company also made payments of $111,656 under this arrangement during the three month period ended December 31, 211.

In December 2010, the Company completed the issuance of $3,400,000 in Convertible Promissory Notes, due and payable on October 31, 2012 and convertible, at the holder’s option, into common stock of the Company at $1.00 per share at any time after April 30, 2011.  The Convertible Promissory Notes bear interest at 8% per year, payable quarterly.  In addition, the note holders were issued 1,700,000 Series A warrants to purchase the Company’s common stock at $4.00 per share any time on or before October 31, 2014 and were additionally granted a twenty percent (20%) net profits interest payable quarterly in any oil wells drilled and completed with the proceeds of the notes.  The notes are secured by the oil and gas leases acquired, and any oil or gas wells drilled on the leases with the proceeds from the sale of the notes.  The net proceeds of the notes were used to retire the 90-day notes issued for the purchase of the Batson Dome Field, drill new wells on the acquired field and provide for corporate working capital.

Except in certain circumstances, the conversion price of the notes will be lowered if the Company sells any additional shares of common stock or any securities convertible into common stock, at a price below the then applicable conversion price.  The conversion price will also be proportionately adjusted in the event of any stock split, or capital reorganization.  The Convertible Promissory Notes may be prepaid, without penalty, upon twenty days written notice to the note holders if (i) during any twenty trading days within a period of thirty consecutive trading days, the closing price of the Company’s common stock is $5.00 or greater and has an average daily trading volume of 50,000 shares or more during the twenty trading days, or (ii) the Company completes a registered public offering of its common stock at an offering price of $4.00 per share or more with a minimum offering size of at least $2,000,000.

Direct costs of $400,051 were incurred in connection with the issuance of the Convertible Promissory Notes.  The Company also issued the placement agent Series B warrants for the purchase of up to 340,000 shares of common stock at a price of $1.20 per share at any time prior to October 31, 2014, 170,000 shares of common stock at a price of $4.00 per share at any time prior to October 31, 2014, and 453,322 shares of common stock at a price of $0.10 per share at any time prior to March 31, 2011.  As of September 30, 2011, 453,322 warrants have been exercised. The warrants also provide for similar adjustment to their exercise prices as the conversion price of the notes discussed above. Pursuant to FASB ASC 815, Derivatives and Hedging, the fair value of the embedded conversion feature upon issuance was recorded as a conversion feature liability. The conversion feature liability is marked to market at each balance sheet date. The fair value of the conversion feature liability at September 30, 2011 was $720,593 and was computed using the Black-Scholes model using the following assumptions: (1) expected life of 1.1 years; (2) volatility of 39.5%; (3) risk free interest of 0.13% and a dividend rate of zero. Likewise, the original fair values of the warrants issued to the note holders and to the placement agent have been recorded as warrant liabilities. The warrant liabilities are also marked to market at each balance sheet date. The fair value of the warrant liabilities at September 30, 2011 was $400,319 and was computed using the Black-Scholes pricing model using the following assumptions: (1) expected life of 3.1 years; (2) volatility of 39.5%; (3) risk free interest of 0.35% and a dividend rate of zero.

The initial fair values of the embedded conversion feature and the warrants issued to note holders were recorded as discounts to the Convertible Promissory Notes. The initial fair value of warrants issued to the placement agent of $143,948 was recorded as debt issuance costs.  The Company’s gross outstanding balance of the Convertible Promissory Notes was $3,400,000 as of September 30, 2011 and the unamortized discount on the Convertible Promissory Notes totaled $1,066,539.  Interest expense for the amortization of debt issuance cost and discount on the notes was $485,910 for 2011.  The effective interest rate of the Convertible Promissory Notes (net of the participation liability discussed below) was 30.2% as of September 30, 2011.

The note holder’s twenty percent (20%) net profits interest granted with the issuance of the Convertible Promissory Notes is owned by Vanguard Net Profits, LLC, a Texas limited liability company (the “Fund”). The Company has a 1% interest in the Fund and is the Fund’s manager on behalf of the notes holders who own the remaining interest.

The Company has recognized a participation liability related to the net profits interest granted. This participation liability is reflected in the liability section of the balance sheet at its estimated fair value of $1,172,315 as of September 30, 2011. The Company estimated the fair value of the participation liability utilizing a present value factor of 10 applied to proved developed reserves associated with the wells drilled and completed with the proceeds of the notes. At any time, the Company may purchase the net profits interests held by the Fund for $3,400,000.

The Company incurred expense during 2011 associated with the net profits interest of $108,503. This amount is reported as interest expense in the statement of operations. The Company made payments of $329,006 under this arrangement.